Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2014
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September	September	September	September
	30,	30,	30,	30,
	2014	2013	2014	2013

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,878,429	61,069,260	61,863,332	60,732,605
Effect of dilutive share options outstanding	1,564,178	1,404,385	1,570,928	1,244,421
Weighted average number of ordinary shares for diluted net income per ordinary share	63,442,607	62,473,645	63,434,260	61,977,026